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                                                 Filed Pursuant to Rule 497(J)
                                                 Registration File No.: 33-45450


                           MORGAN STANLEY GROWTH FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                                    June 1, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Morgan Stanley Growth Fund
         File No. 33-45450
         --------------------------

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497 (c) would not have differed form those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 27, 2004.

                                                     Very truly yours,
                                                     /s/ Sheldon Winicour
                                                     ---------------------------
                                                     Sheldon Winicour
                                                     Assistant Secretary